Other Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Other Liabilities
Accounts and notes payable		$ 176,826	$ 190,151
Securities unliquidated		106,071	2,625
Documents intermediated		53,492	49,672
Cobranding		36,081	32,905
Financial guarantees			11,374
Deferred income		5,743	5,576
Insurance payments		992	478
Pending transactions		616	675
VAT payable			918
Other		18,984	14,189
Total	$ 574,978	$ 398,805	$ 308,563